Note 13 - Stock-based Compensation (Tables)	12 Months Ended
Oct. 31, 2022
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of share options [text block]
	2022		2021
		Weighted		Weighted
	Number of	average	Number of	average
	options	exercise price	options	exercise price

Outstanding, beginning of period	40,000	$7.00	42,017	$10.73
Granted	971,707	15.90	-	-
Exercised	-	-	-	-
Forfeited/cancelled	(45,941)	15.90	-	-
Expired	-	-	(2,017)	10.73

Outstanding, end of period	965,766	$15.53	40,000	$7.00